Property and Equipment (Details) - Schedule of Property and Equipment - CAD ($)	12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2021		Jun. 30, 2024
Cost
Cost, Beginning Balance	$ 9,367,638		$ 7,194,747		$ 5,652,741
Cost, Additions	188,775		2,172,891		1,816,867
Grants (note 23)					(274,861)
Cost, Disposals	(45,000)
Cost, Ending Balance	9,511,413		9,367,638		7,194,747
Accumulated depreciation
Accumulated depreciation, Beginning Balance	5,744,629		4,142,611		2,720,927
Accumulated depreciation, Depreciation	1,695,327	[1]	1,602,018	[2]	1,421,684	[3]
Accumulated depreciation, Ending Balance	7,439,956		5,744,629		4,142,611
Net book value
Net book value, Ending Balance	2,071,457		3,623,009		3,052,136		$ 1,726,977
Computer equipment [Member]
Cost
Cost, Beginning Balance	4,867,724		3,706,414		2,578,827
Cost, Additions	147,799		1,161,310		1,322,463
Grants (note 23)					(194,876)
Cost, Disposals
Cost, Ending Balance	5,015,523		4,867,724		3,706,414
Accumulated depreciation
Accumulated depreciation, Beginning Balance	3,376,015		2,340,938		1,445,903
Accumulated depreciation, Depreciation	916,022	[1]	1,035,077	[2]	895,035	[3]
Accumulated depreciation, Ending Balance	4,292,037		3,376,015		2,340,938
Net book value
Net book value, Ending Balance	723,486		1,491,709		1,365,476
Office furniture and equipment [Member]
Cost
Cost, Beginning Balance	1,108,834		1,019,548		1,003,451
Cost, Additions			89,286		18,334
Grants (note 23)					(2,237)
Cost, Disposals	(35,000)
Cost, Ending Balance	1,073,834		1,108,834		1,019,548
Accumulated depreciation
Accumulated depreciation, Beginning Balance	856,301		648,503		469,404
Accumulated depreciation, Depreciation	104,296	[1]	207,798	[2]	179,099	[3]
Accumulated depreciation, Ending Balance	960,597		856,301		648,503
Net book value
Net book value, Ending Balance	113,237		252,533		371,045
R&D equipment and tools [Member]
Cost
Cost, Beginning Balance	1,166,561		1,057,757		905,695
Cost, Additions	49,554		108,804		177,728
Grants (note 23)					(25,666)
Cost, Disposals	(10,000)
Cost, Ending Balance	1,206,115		1,166,561		1,057,757
Accumulated depreciation
Accumulated depreciation, Beginning Balance	657,734		501,916		316,258
Accumulated depreciation, Depreciation	336,380	[1]	155,818	[2]	185,658	[3]
Accumulated depreciation, Ending Balance	994,114		657,734		501,916
Net book value
Net book value, Ending Balance	212,001		508,827		555,841
Stands and moulds [Member]
Cost
Cost, Beginning Balance	898,697		878,553		704,565
Cost, Additions			20,144		213,377
Grants (note 23)					(39,389)
Cost, Disposals
Cost, Ending Balance	898,697		898,697		878,553
Accumulated depreciation
Accumulated depreciation, Beginning Balance	497,133		438,391		367,041
Accumulated depreciation, Depreciation	132,598	[1]	58,742	[2]	71,350	[3]
Accumulated depreciation, Ending Balance	629,731		497,133		438,391
Net book value
Net book value, Ending Balance	268,966		401,564		440,162
Leasehold improvements [Member]
Cost
Cost, Beginning Balance	1,133,617		403,070		386,641
Cost, Additions	(8,578)		730,547		17,245
Grants (note 23)					(816)
Cost, Disposals
Cost, Ending Balance	1,125,039		1,133,617		403,070
Accumulated depreciation
Accumulated depreciation, Beginning Balance	259,710		162,541		98,345
Accumulated depreciation, Depreciation	156,690	[1]	97,169	[2]	64,196	[3]
Accumulated depreciation, Ending Balance	416,400		259,710		162,541
Net book value
Net book value, Ending Balance	708,639		873,907		240,529
Vehicles [Member]
Cost
Cost, Beginning Balance	192,205		129,405		73,562
Cost, Additions			62,800		67,720
Grants (note 23)					(11,877)
Cost, Disposals
Cost, Ending Balance	192,205		192,205		129,405
Accumulated depreciation
Accumulated depreciation, Beginning Balance	97,736		50,322		23,976
Accumulated depreciation, Depreciation	49,341	[1]	47,414	[2]	26,346	[3]
Accumulated depreciation, Ending Balance	147,077		97,736		50,322
Net book value
Net book value, Ending Balance	$ 45,128		$ 94,469		$ 79,083

[1]	Depreciation of $420,730 related to property and equipment is capitalized in development costs as they are used in development projects that are eligible for capitalization.
[2]	Depreciation of $153,151 related to property and equipment is capitalized in development costs as they are used in development projects that are eligible for capitalization.
[3]	Depreciation of $288,851 related to property and equipment is capitalized in development costs as they are used in development projects that are eligible for capitalization.